Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders’ equity (Parentheticals) - shares	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders’ equity (Parentheticals) [Line Items]
Sale of units	17,250,000	17,250,000
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders’ equity (Parentheticals) [Line Items]
Sale of units	17,250,000	17,250,000
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of changes in stockholders’ equity (Parentheticals) [Line Items]
Sale of units	17,250,000	17,250,000